CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Millions	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) $ / shares shares
Shareholders' equity
Share capital, par value (in dollars per share) | $ / shares		$ 0.00125		$ 0.00125
Share capital, shares authorized	1,400,000,000	1,400,000,000	1,400,000,000	1,400,000,000
Share capital, shares issued	695,779,137	695,779,137	689,450,266	689,450,266
Share capital, shares outstanding	649,583,574	649,583,574	653,270,717	653,270,717
Accounts receivable, allowance for credit loss	¥ 193		¥ 190
Due from related parties, allowance for credit loss | ¥	33		72
Prepayments and other current assets, allowance for credit loss | ¥	¥ 616		¥ 360